September 14, 2017
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 17, 2017
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2017
Alger Portfolios	0000832566	August 24, 2017
ALPS Variable Investment Trust	0001382990	September 6, 2017
American Century Variable Portfolios, Inc.	0000814680	August 23, 2017
American Century Variable Portfolios II, Inc.	0001124155	August 23, 2017
American Funds Insurance Series	0000729528	August 31, 2017
BlackRock Variable Series Funds, Inc.	0000355916	August 28, 2017

Securities and Exchange Commission
September 14, 2017
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Deutsche Variable Series I	0000764797	August 22, 2017
Deutsche Variable Series II	0000810573	August 22, 2017
Dreyfus Investment Portfolios	0001056707	August 17, 2017
Dreyfus Stock Index Fund, Inc.	0000846800	August 17, 2017
Dreyfus Variable Investment Fund	0000813383	August 16, 2017
Eaton Vance Variable Trust	0001121746	August 25, 2017
Federated Insurance Series	0000912577	August 28, 2017
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2017
Goldman Sachs Variable Insurance Trust	0001046292	August 24, 2017
Guggenheim Variable Funds Trust	0000217087	September 8, 2017
Ivy Variable Insurance Portfolios	0000810016	September 7, 2017
Janus Aspen Series	0000906185	August 29, 2017
JPMorgan Insurance Trust	0000909221	August 24, 2017
Legg Mason Partners Variable Income Trust	0000874835	August 21, 2017
Lord Abbett Series Fund, Inc.	0000855396	August 22, 2017
MFS Variable Insurance Trust	0000918571	August 24, 2017
MFS Variable Insurance Trust II	0000719269	August 24, 2017
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	September 6, 2017
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2017
Northern Lights Fund Trust II	0001518042	September 7, 2017
Northern Lights Variable Trust	0001352621	September 5, 2017 September 7, 2017 September 8, 2017
Oppenheimer Variable Account Funds	0000752737	August 23, 2017
PIMCO Variable Insurance Trust	0001047304	August 28, 2017
Pioneer Variable Contracts Trust	0000930709	August 28, 2017
Putnam Variable Trust	0000822671	August 25, 2017
Rydex Variable Trust	0001064046	September 8, 2017
SEI Insurance Products Trust	0001580641	August 29, 2017
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2017
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2017

Securities and Exchange Commission
September 14, 2017
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Third Avenue Variable Series Trust	0001089107	August 15, 2017
Two Roads Shared Trust	0001552947	September 8, 2017
VanEck VIP Trust	0000811976	September 8, 2017
Vanguard Variable Insurance Funds	0000857490	August 25, 2017
Variable Insurance Products Fund	0000356494	August 23, 2017
Variable Insurance Products Fund II	0000831016	August 23, 2017
Variable Insurance Products Fund III	0000927384	August 23, 2017
Variable Insurance Products Fund IV	0000720318	August 23, 2017
Variable Insurance Products Fund V	0000823535	August 25, 2017
Virtus Variable Insurance Trust	0000792359	September 7, 2017
Voya Investors Trust	0000837276	September 6, 2017
Voya Variable Products Trust	0000916403	September 6, 2017
Wells Fargo Variable Trust	0001081402	August 29, 2017

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York